STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Number of Shares Under Company Warrant
Balance Beginning	3,057,627
Granted	17,332,500
Exercised	(8,145,486)
Expired	0
Cancelled	0
Balance ending	12,244,641
Vested and exercisable	11,717,927
Warrant1Member
Balance Beginning	0.36
Granted	1.26
Exercised	0.38
Balance ending	1.62
Vested and exercisable	1.68
Warrant2Member
Balance Beginning	7.9
Granted	4.5
Balance ending	5.1
Vested and exercisable	4.9
Aggregate Intrinstic Value
Balance Beginning	3,483,691
Granted	37,957,525
Balance ending	22,403,657
Vested and exercisable	20,777,898